Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 171,011	$ 148,436	$ 25,012